GENERAL - Reconciliation of Company's Weighted-average Number of Outstanding Common Shares and Common Limited Partner Units (Parenthetical) (Parenthetical) (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares and units excluded from the calculation of diluted weighted-average number of outstanding common shares limited partner units, because of their anti-dilutive effect	977,166	515,625	1,333,572